Common Stock Warrants Outstanding (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
CommonStockWarrantsOutstandingDisclosureTextBlock

A summary of equity-classified common stock warrant activity for the nine months ended September 30, 2017 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2016	11,623,957	$1.93	4.6

Issued	3,594,639	$2.10
Exercised	(6,816,850)	$1.10
Expired	—	—

Outstanding at September 30, 2017	8,401,746	$2.68	4.2

A summary of equity-classified common stock warrant activity, for warrants other than those underlying unexercised overallotment option warrants, during 2015 and 2016 is as follows:

			Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual
	Shares	Price Per Share	Term in Years
Outstanding at December 31, 2014	203,047	$29.79	3.8

Issued	2,666,666	$4.68
Exercised	(2,085,483)	$4.68
Expired	—	—

Outstanding at December 31, 2015	784,230	$11.18	3.8

Issued	10,890,657	$1.40
Exercised	—	—
Expired	(50,900)	$30.00

Outstanding at December 31, 2016	11,623,987	$1.93	4.6

Schedule of Equity-Classified Common Stock Warrants, for Warrants than Underlying Unexercised Overallotment Option Warrants, Outstanding and Exercisable

Further information about equity-classified common stock warrants, for warrants other than those underlying unexercised overallotment option warrants, outstanding and exercisable at December 31, 2016 is as follows:

		Weighted
Weighted		Average
Average	Total Shares	Contractual
Exercise Price	Outstanding	Life (in years)
$1.10	9,727,131	4.8
$3.90	1,163,526	4.3
$4.68	581,183	3.1
$14.16	17,655	7.3
$30.00	102,826	2.1
$37.50	31,666	2.1

	11,623,987